Cash flow changes from financing activities (Tables)	12 Months Ended
Dec. 31, 2022
Cash Flow Changes From Financing Activities Tables [Abstract]
Schedule of changes in financing activities
Details of changes in financing activities for the year ended December 31, 2022 are as follows:

			Non-cash changes
	January 1, 2022	Cash flows	Conversion/ Other	Foreign exchange	Fair Value/ Amortization	December 31, 2022
Share capital	392,628	(1,558)	173	—	—	391,243
Lease liability	3,948	(668)	—	—	—	3,280
Credit facility	44,983	1,197	—	—	—	46,180
Debentures	39,794	(2,050)	—	429	93	38,266

Total	481,353	(3,079)	173	429	93	478,969

Details of changes in financing activities for the year ended December 31, 2021 are as follows:

			Non-cash changes
	January 1, 2021	Cash flows	Conversion/ Other	Foreign exchange	Fair Value/ Amortization	December 31, 2021
Share capital	106,730	121,238	164,660	—	—	392,628
Lease liability	4,336	(660)	272	—	—	3,948
Credit facility	37,644	7,339	—	—	—	44,983
Debentures	40,658	(2,053)	(49)	(14)	1,252	39,794
Convertible debentures	8,751	—	(8,751)	—	—	—

Total	198,119	125,864	156,132	(14)	1,252	481,353

Details of changes in financing activities for the year ended December 31, 2020 are as follows:

			Non-cash changes
	January 1, 2020	Cash flows	Conversion/ Other	Foreign exchange	Fair Value/ Amortization	December 31, 2020
Share capital	94,500	2,568	9,662	—	—	106,730
Lease liability	5,208	(444)	(428)	—	—	4,336
Credit facility	76,472	(39,050)	—	—	222	37,644
Debentures	44,039	(399)	(3,175)	(116)	309	40,658
Convertible debentures	12,373	—	(4,265)	—	643	8,751

Total	232,592	(37,325)	1,794	(116)	1,174	198,119